Prepayments and Other Assets, net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepayments and Other Assets, net
Advance to suppliers	$ 7,004	$ 7,251
VAT recoverable	6,069	4,125
Receivables from third party payment platforms	414	334
Interest receivable	679	1,103
Rental deposits		1,500
Loans receivable	1,407	939
Others	956	962
Less: allowance for credit losses	(43)	(35)
Total prepayments and other current assets, net	16,486	16,179
Other non-current assets
Rental deposits	686	687
Prepayment for investment	1,020
Less: allowance for credit losses	(6)	(9)
Total other non-current assets, net	$ 1,700	$ 678